Document and Entity Information Document	Mar. 20, 2020	Mar. 18, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date		Mar. 18, 2020
Entity Registrant Name		J. C. PENNEY COMPANY, INC.
Entity Central Index Key	0001166126
Amendment Flag	false
Entity Incorporation, State or Country Code		DE
Entity File Number		1-15274
Entity Tax Identification Number		26-0037077
Entity Address, Address Line One		6501 Legacy Drive
Entity Address, City or Town		Plano
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75024-3698
City Area Code		972
Local Phone Number		431-1000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock of 50 cents par value [Member]
Entity Information [Line Items]
Title of 12(b) Security		Common Stock of 50 cents par value
Trading Symbol		JCP
Security Exchange Name		NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Preferred Stock Purchase Rights [Member]
Entity Information [Line Items]
Title of 12(b) Security		Preferred Stock Purchase Rights
Trading Symbol		JCP
Security Exchange Name		NYSE